Income Taxes - Summary of Balances of Deferred Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax liabilities
Maintenance deposits	$ (26,586)	$ (23,790)
Prepaid dividend tax	(14,103)	(12,432)
Property and equipment	(8,312)	(7,867)
Other	(3,876)	(6,013)
Set off tax	2,249	5,128
Deferred tax liabilities	(50,628)	(44,974)
Deferred tax assets
Provision for return conditions	7,332	7,606
Air traffic liability	1,281	1,015
Fuel derivative		107
Other provisions	4,859	4,587
Tax Loss	7,349	10,152
Set off tax	(2,249)	(5,128)
Deferred tax assets	18,572	18,339
Total deferred taxes	(32,056)	(26,635)
Deferred tax liabilities
Maintenance deposits	2,796	2,286	$ 5,866
Prepaid dividend tax	1,671	5,300
Property and equipment	445	(1,599)	3,579
Other	(2,137)	(10,147)	11,692
Set off tax	2,879	16,269	(24,568)
Deferred tax liabilities	5,654	12,109	(3,431)
Deferred tax assets
Provision for return conditions	274	4,417	(11,203)
Air traffic liability	(266)	305	1,076
Fuel derivative	107	4,403	94
Other provisions	(272)	(3,059)	4,716
Tax Loss	2,803	4,572	(14,724)
Set off tax	(2,879)	(16,269)	24,568
Deferred tax assets	(233)	(5,631)	4,527
Origination and reversal of temporary differences	$ 5,421	$ 6,478	$ 1,096